Fair value - Schedule of Sensitivity Analyses Operations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Scenario I | Interest rates
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Impact, Income	R$ (5.6)	R$ (7.4)
Impact, Stockholders' equity	(0.1)	(0.1)
Scenario I | Commodities, Indexes and Shares
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Impact, Income	(5.4)	(5.7)
Impact, Stockholders' equity	0.0	0.0
Scenario I | Nonlinear
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Impact, Income	(25.5)	(25.1)
Impact, Stockholders' equity	0.0	0.0
Scenario II | Interest rates
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Impact, Income	(141.6)	(185.8)
Impact, Stockholders' equity	(3.2)	(3.1)
Scenario II | Commodities, Indexes and Shares
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Impact, Income	(10.8)	(11.4)
Impact, Stockholders' equity	0.0	0.0
Scenario II | Nonlinear
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Impact, Income	(40.8)	(45.8)
Impact, Stockholders' equity	0.0	0.0
Scenario III | Interest rates
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Impact, Income	(283.7)	(372.2)
Impact, Stockholders' equity	R$ (6.4)	R$ (6.2)